SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

15. SUBSEQUENT EVENTS

The registration statement for the Company’s follow-on public offering was effective on January 12, 2021. On January 15 and 20, 2021, the Company closed on the public offering of 9,200,000 shares of common stock at the public offering price of $3.00 per share, which includes 1,200,000 shares of common stock sold upon full exercise of the underwriters’ option to purchase additional shares of common stock for gross proceeds of $27,600,000. The Company also issued to the underwriter warrants to purchase an aggregate of 400,000 shares of common stock, which are exercisable at a per share price of $3.75 for a term of four years and six months beginning on July 12, 2021. The net proceeds from the public offering after deducting the costs incurred in connection with formation and preparation for the public offering along with underwriting discount and the underwriters’ fees and expenses were $25,256,000.

On April 20, 2021, the Company entered into a purchase and sale agreement to acquire 106 lots in Horseshoe Bay, Texas for $16,900,000. The purchase closed on July 1, 2021.

On April 25, 2021, the Company entered into a purchase and sale agreement to acquire 31 acres and a 2,700 square foot office building in Horseshoe Bay, Texas for $4,750,000. The purchase closed on July 1, 202.

On May 6, 2021, the Company entered into a purchase and sale agreement to acquire ten lots in Horseshoe Bay, Texas for $2,005,200. The purchase closed on July 15, 2021.

On May 6, 2021, the Company entered into a purchase and sale agreement to acquire 53 acres in Punta Gorda, Florida for $4,700,000. The purchase closed on August 10, 2021.

On June 7, 2021 the Company entered into a purchase and sale agreement to acquire a 177-unit condominium site in Olympia, Washington for $4,425,000. The purchase closed on August 13, 2021

On July 8, 2021, Robb Kenyon resigned his position as a director of the Company.

On July 9, 2021, the Company entered into a purchase and sale agreement to acquire one lot in Horseshoe Bay, Texas for $60,000. The purchase closed on July 15, 2021.

On July 12, 2021, the Company entered into a purchase and sale agreement to acquire 208-unit condominium site in Sacramento, California for $5,544,000 closing on or before October 11, 2021.

On July 26, 2021, the Company entered into a contract with Lennar to sell 144 entitled lots in Belfair Washington for $10,440,000 on or before September 1, 2021.

On July 29, 2021, the Company entered into a non-binding credit facilities agreement with US Capital Global in the amount of $158,400,000 to fund construction of three condominium projects in Washington and one in Florida.

15. SUBSEQUENT EVENTS

The registration statement for the Company’s follow-on public offering was effective on January 12, 2021. On January 15 and 20, 2021, the Company closed on the public offering of 9,200,000 shares of common stock at the public offering price of $3.00 per share, which includes 1,200,000 shares of common stock sold upon full exercise of the underwriters’ option to purchase additional shares of common stock for gross proceeds of $27,600,000. The Company also issued to the underwriter warrants to purchase an aggregate of 400,000 shares of common stock, which are exercisable at a per share price of $3.75 for a term of four years and six months beginning on July 12, 2021. The net proceeds from the public offering after deducting the costs incurred in connection with formation and preparation for the public offering along with underwriting discount and the underwriters’ fees and expenses were $25,256,000.

On January 21, 2021, the Company closed on an acquisition of three lots in Austin, Texas for $755,000.

On January 29, 2021, the Company closed on an acquisition of 36 lots in Auburn, California for $4,900,000. Between January 16, 2021 and March 1, 2021, the Company closed on an acquisition of an additional 30 lots in Auburn, California for $4,498,300.

On February 16, 2021, the Company entered into a sales agreement with a national public builder to sell 99 lots for $7,920,000 closing on or before March 29, 2021. On March 11, 2021, both parties agreed to amend the contract to sell the lots for $8,910,000 closing on or before April 28, 2021.

On February 22, 2021, the Company acquired nine lots in Driftwood, Texas for $1,584,350.

On February 25, 2021, the Company entered into a sales agreement to acquire 55 lots in Loomis, California for $6,850,000, closing on or before May 26, 2021.

On March 3, 2021, the Company hired a SOX Compliance Manager.

On March 5, 2021, the Company closed on an acquisition of 145 lots located in Belfair, Washington for $3,915,000.

On March 8, 2021, the Company entered into a purchase and sale agreement to acquire 30 lots in Horseshoe Bay, Texas for $2,500,000, closing on or before July 1, 2021.

On March 8, 2021, the Company entered into a purchase and sale agreement to acquire four lots in Loomis, California for $1,100,000, closing on or before May 22, 2021.

On March 8, 2021, the Company entered into a purchase and sale agreement to acquire the Company’s corporate headquarters office building located in Gig Harbor, Washington for $3,050,000, closing on or before April 30, 2021.

On March 9, 2021, the Company entered into a purchase and sale agreement to acquire four lots in Spicewood, Texas for $915,000, closing on or before April 14, 2021.

On March 16, 2021, a former employee of the Company exercised 45,046 vested stock options at $0.40 per share and the Company received $18,000.

On March 18, 2021, the Company closed on an agreement to acquire 22 lots in Rocklin, California for $3,944,050.

On March 23, 2021, the Company entered into a purchase and sale agreement to acquire an 80-unit condominium site in Tacoma, Washington for $2,000,000, closing on or before May 23, 2021.

On March 30, 2021, the Company entered into a purchase and sale agreement to sell 144 lots located in Belfair, Washington for $8,640,000. Closing is expected on or before May 15, 2021.